Trade receivables	12 Months Ended
Dec. 31, 2022
Disclosure Of Trade Receivables [Abstract]
Trade receivables

20. Trade receivables

	2022	2021
Trade receivables	104,685	106,402
Less: allowance for expected credit losses	(3,730)	(883)
Trade receivables—net	100,955	105,519

Carrying amounts, by currency, for the Group’s trade receivables are as follows:

	2022	2021
EUR	26,692	32,394
USD	23,192	24,877
GBP	22,004	18,541
CNY	17,372	20,871
SEK	3,377	3,979
HKD	3,667	2,288
SGD	1,525	—
Other	3,126	2,569
Total	100,955	105,519

For more information on aging schedule and the allowance for expected credit losses, please see Note 3.1.2 Credit risk.

The maximum exposure to credit risk on the date of the statement of financial position is the carrying amounts according to the above.